INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 27,800
Operating Loss Carryforward Expiration Dates	which will expire at various dates beginning in 2015 through 2025
Deferred Tax Assets, Tax Credit Carryforwards, Total	$ 443	$ 398
Deferred Tax Assets Tax Credit Carryforwards Expiration Dates	which will expire from 2028 through 2035
Operating Loss Carryforwards Valuation Allowance Percentage	100.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,400	$ 1,800
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)